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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                FORM ABS-15G


                        ASSET-BACKED SECURITIZER REPORT
                        PURSUANT TO SECTION 15G OF THE
                        SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  _X_ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014


               DATE OF REPORT (DATE OF EARLIEST EVENT REPORTED): N/A


                           NORDSTROM CREDIT, INC.
             (EXACT NAME OF SECURITIZER AS SPECIFIED IN ITS CHARTER)


            025-00286                                  0000757439
     (COMMISSION FILE NUMBER                      (CENTRAL INDEX KEY
       OF SECURITIZER)                          NUMBER OF SECURITIZER)


                    MINDY HARRIS, GENERAL COUNSEL, (303)397-4785
                   NAME AND TELEPHONE NUMBER, INCLUDING AREA CODE,
              OF THE PERSON TO CONTACT IN CONNECTION WITH THIS FILING


INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR
THE INITIAL PERIOD PURSUANT TO RULE 15Ga-1(c)(1)                         ___

INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR
THE QUARTERLY PERIOD PERSUANT TO RULE 15Ga-1(c)(2)(i)                    ___

INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR
THE ANNUAL PERIOD PURSUANT TO RULE 15Ga-1(c)(2)(ii)                      _X_














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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                           NORDSTROM CREDIT, INC.
                                           (Securitizer)

                                           By:  /s/ Mark Petersen
                                                -----------------------
                                                Mark Petersen
                                                Senior Vice President, Chief
                                                Financial Officer & Treasurer

Dated: January 23, 2015